Putnam International Capital Opportunities Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam International Capital Opportunities		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[2]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Total annual fund operating expenses		1.33%	2.08%	2.08%	1.83%	1.58%	1.08%
[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam International Capital Opportunities - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	703	972	1,262	2,084
Class B	711	952	1,319	2,219
Class C	311	652	1,119	2,410
Class M	529	905	1,306	2,423
Class R	161	499	860	1,878
Class Y	110	343	595	1,317

Expense Example, No Redemption - Putnam International Capital Opportunities - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	211	652	1,119	2,219
Class C	211	652	1,119	2,410